UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		November 11, 2009

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total: $259,542

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Coca Cola Co                        COM   191216100   $2,631    49,000 SH      SOLE                49,000      0     0
Computer Programs & Sys I           COM   205306103   $2,485    60,000 SH      SOLE                60,000      0     0
CVS Corp                            COM   126650100  $28,066   785,295 SH      SOLE               785,295      0     0
Dean Foods Co NEW                   COM   242370104     $890    50,000 SH      SOLE                50,000      0     0
Equifax Inc                         COM   294429105   $8,658   297,125 SH      SOLE               297,125      0     0
Forestar Group Inc                  COM  14159U202    $8,385   488,095 SH      SOLE               488,095      0     0
General Mls Inc                     COM   370334104  $28,075   436,085 SH      SOLE               436,085      0     0
HJ Heinz Co                         COM   423074103   $9,258   232,900 SH      SOLE               232,900      0     0
Kellogg Co                          COM   487836108   $5,479   111,300 SH      SOLE               111,300      0     0
Kraft Foods Inc-A                   CLA  50075N104    $6,331   241,000 SH      SOLE               241,000      0     0
Lowes Cos Inc                       COM   548661107  $15,170   724,462 SH      SOLE               724,462      0     0
Mastercard Incorporated             CLA  57636Q104   $17,621    87,170 SH      SOLE                87,170      0     0
McCormick & Co-Non Vtg Sh   COM NON VTG   579780206     $944    27,800 SH      SOLE                27,800      0     0
McDonalds Corp                      COM   580135101   $7,334   128,500 SH      SOLE               128,500      0     0
Medassets Inc                       COM   584045108   $2,257   100,000 SH      SOLE               100,000      0     0
Middleby Corp                       COM   596278101  $10,152   184,547 SH      SOLE               184,547      0     0
Petsmart Inc                        COM   716768106  $18,747   861,949 SH      SOLE               861,949      0     0
Procter & Gamble Co                 COM   742718109   $1,402    24,200 SH      SOLE                24,200      0     0
Staples Inc                         COM   855030102  $11,658   502,070 SH      SOLE               502,070      0     0
Sysco Corp                          COM   871829107  $13,539   544,835 SH      SOLE               544,835      0     0
Target Corp                         COM  87612E106   $13,631   292,000 SH      SOLE               292,000      0     0
Treehouse Foods Inc                 COM  89469A104    $2,715    76,100 SH      SOLE                76,100      0     0
United Stationers Inc               COM   913004107   $7,370   154,806 SH      SOLE               154,806      0     0
Wal Mart Stores Inc                 COM   931142102  $20,505   417,708 SH      SOLE               417,708      0     0
Walgreen Co                         COM   931422109   $8,187   218,500 SH      SOLE               218,500      0     0
YUM Brands Inc                      COM   988498101   $8,052   238,500 SH      SOLE               238,500      0     0

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